Share-Based Payments and Long-term Incentive Plan - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment and LTIP expense	$ 0.6	$ 0.5
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 0.6	$ 0.5